Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Average statutory tax rate	26.00%	26.00%
Income (loss) before income taxes	$ 30,722	$ (1,778)
Expected income tax expense (recovery)	7,988	(462)
Permanent differences	(184)	(22)
Trueup prior year balances	3,688	(1,372)
Effect of differences in tax rate in foreign jurisdictions	3,214	180
Change in unrecognized tax assets	9,012	11,117
Withholding tax	1,301	1,531
Foreign exchange and other	(944)	466
Income tax expense	$ 24,075	$ 11,438